Derivative Instruments and Hedging - Derivative Instruments (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Total derivative instruments	$ 77,812,000	$ 23,151,000
Foreign Exchange Forward | Designated as Hedging Instrument
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Total derivative instruments	63,998,000	21,865,000	$ 0
Foreign Exchange Forward | Not Designated as Hedging Instrument
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Total derivative instruments	$ 13,814,000	$ 1,286,000